Effects of Changes in DaVita Inc's Ownership Interest on Company's Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to DaVita Inc.	$ 148,123	$ 135,361	$ 100,015	$ 94,502	$ 69,020	$ 119,387	$ 107,853	$ 109,423	$ 478,001	$ 405,683	$ 422,684
Net transfer to noncontrolling interests									(10,785)	(5,835)	(4,250)
Change from net income attributable to DaVita Inc. and transfers to noncontrolling interests									467,216	399,848	418,434
Additional Paid-in Capital
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Decrease in paid-in capital for sales of noncontrolling interest in several joint ventures									(1,299)	(298)	(529)
Decrease in paid-in capital for the purchase of a noncontrolling interest in several joint ventures									$ (9,486)	$ (5,537)	$ (3,721)